UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02033

The Reserve Fund
(Exact name of registrant as specified in charter)

The Reserve Fund 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Amy W. Bizar The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31

Date of reporting period:	Quarter ended February 28th

Item 1.           Schedule of Investments

THE RESERVE FUND—PRIMARY FUND

SCHEDULE OF INVESTMENTS—FEBRUARY 28,  2006 (Unaudited)

Principal
Amount		Value
	Negotiable Bank Certficates of Deposit—73.4%

	Domestic—11.4%
$300,000,000	Citibank, 4.435%, 3/14/06	$300,000,000
235,000,000	Citibank, 4.670%, 5/10/06	235,000,000
340,000,000	First Tennessee Bank, NA, 4.54%, 3/27/06	340,000,000
200,000,000	NY Republic N.B., New York, 4.56%, 5/16/06	200,000,000
800,000,000	Washington Mutual Bank, 4.70%, 5/10/06	800,000,000
200,000,000	Washington Mutual Bank FA, 4.56%, 5/31/06	200,000,000
500,000,000	Wells Fargo Bank, 4.53%, 3/22/06	499,997,102
75,000,000	Wilmington Trust Company, 4.30%, 3/6/06	75,000,103
		2,649,997,205
	Yankees—62.0%
125,000,000	American Express Centurion, 4.53%, 4/13/06	125,000,000
300,000,000	Banco Bilbao Vizcaya AR, 4.56%, 5/16/06	300,000,000
600,000,000	Bank of Tokyo Mitsubishi, 4.54%, 3/28/06	600,000,000
300,000,000	Bank of Tokyo Mitsubishi, 4.54%, 4/13/06	300,000,000
840,000,000	Barclays Bank, 4.535%, 3/27/06	840,000,000
200,000,000	BNP Paribas, 4.50%, 4/10/06	200,000,000
500,000,000	BNP Paribas, 4.465%, 5/8/06	500,000,000
500,000,000	Calyon, 4.84%, 8/10/06	500,000,000
200,000,000	Canadian Imperial Bank of Commerce, 4.63%, 3/16/07	200,000,000
300,000,000	Credit Suisse First Boston, 4.52%, 4/12/06	300,000,000
500,000,000	Credit Suisse First Boston, 4.47%, 5/10/06	500,000,000
600,000,000	Depfa Bank PLC, 4.43%, 3/14/06	600,001,072
450,000,000	Depfa Bank PLC, 4.55%, 3/28/06	450,000,000
300,000,000	Deutsche Bank, 4.81%, 2/14/07	300,000,000
200,000,000	Deutsche Bank AG, 4.56%, 5/9/06	200,000,000
500,000,000	Dexia Bank, 4.53%, 3/21/06	500,000,000
200,000,000	Forenings Sparbanken (SW), 4.85%, 1/29/07	200,000,000
800,000,000	Fortis Bank, 4.45%, 3/30/06	800,000,000
500,000,000	HBO’s Bank of Scotland, 4.44%, 3/27/06	500,000,000
200,000,000	HBO’s Bank of Scotland, 4.49%, 4/10/06	200,000,000
300,000,000	HBO’s Bank of Scotland, 4.29%, 4/21/06	300,000,000
800,000,000	KBC Bank, 4.455%, 3/28/06	800,000,000
800,000,000	Mizuho Corp Bank, 4.61%, 4/27/06	800,000,000
200,000,000	Norinchukin Bank, 4.57%, 3/24/06	200,000,000
425,000,000	Norinchukin Bank, 4.53%, 4/12/06	425,000,000
400,000,000	Norinchukin Bank, 4.54%, 4/13/06	400,000,000
700,000,000	Royal Bank of Scotland, 4.29%, 4/21/06	700,000,000
100,000,000	Royal Bank of Scotland, 4.845%, 1/30/07	100,000,000
300,000,000	Societe Generale, 4.50%, 4/10/06	300,000,000
200,000,000	Societe Generale, 4.30%, 4/21/06	200,000,000
500,000,000	Societe Generale, 4.70%, 5/10/06	500,000,000
100,000,000	Standard Chartered, 4.551%, 5/9/06	99,996,222
700,000,000	Svenska Handelsbanken, 4.44%, 3/27/06	700,000,000
200,000,000	Svenska Handelsbanken, 4.85%, 1/29/07	200,000,000
600,000,000	Unicredito Italiano S P, 4.54%, 3/28/06	600,000,000
		14,439,997,294

	Total Negotiable Bank Certificates of Deposit (Cost $17,089,994,499)	17,089,994,499

	Corporate Notes—2.2%
500,000,000	Bank of America, 4.54%, 3/27/06	—
	(Cost $500,000,000)	500,000,000

	Euro Time Deposits—Cayman—2.7%
640,000,000	Suntrust Bank, 4.51%, 3/1/06 (Cost $640,000,000)		640,000,000

	Floating Rate Note—2.8%
500,000,000	Royal Bank of Canada, 4.537%, 3/1/07		500,000,000
145,000,000	Skandinav Enskilda Bank, 4.56%, 3/9/07		145,000,000
	Total Floating Rate Notes (Cost $645,000,000)		645,000,000

	Government Agency Notes—1.1%
250,000,000	Federal Home Loan Mortgage Corp., 4.727%, 2/23/07 (Cost $250,000,000)		250,000,000

	Repurchase Agreements—19.5%

$1,300,000,000

Barclays Bank Inc., 4.57%, dated 2/28/06, due 3/1/06, repurchase proceeds at maturity $1,300,165,028 (collateralized by FGPC 4.5% to 7.0% due 11/1/18 to 3/1/36 valued at $175,681,079, FGRA 4.768% to 5.42% due 6/15/31 to 2/15/32 valued at $17,956,857, FGRM 5.0% to 6.0% due 3/15/17 to 2/15/35 valued at $173,735,283, FGST 6% due 2/1/35 valued at $7,607,428, FMAR 4.719% to 5.909% due 6/1/33 to 12/1/35 valued at $22,359,467 , FNAR 4.091% to 5.517% due 6/1/33 to 2/1/36 valued at $95,959,983, FNMS 4.5% to 8.0% due 5/1/19 to 3/1/36 valued at $649,335,735, FNRA 5.381% due 1/25/24 valued at $7,984,677, FNRM 3.50% to 6.00% due 1/25/17 to 2/25/36 valued at $124,711,404, GNRM 3.00% to 5.00% due 7/20/25 to 1/16/34 valued at $63,049,949.)

			$1,300,000,000

2,239,000,000	Bear Stearns & Co., Inc., 4.57%, dated 2/28/06, due 3/1//06, repurchase proceeds at maturity $2,239,284,229 (collateralized by FGRA 0%, due 4/15/17 valued at $585,972, FGRM 0% to 8.00% due 5/15/15 to 12/15/35 valued at $1,223,878,338, FNMA 0.10% to 7.50% due 12/25/40 to 7/25/43 valued at $19,981,185, FNR2 0% due 10/25/22 valued at $1,813, FNR5 0% due 12/25/23 valued at $171,452, FNRM 0% due 3/25/13 to 3/25/36 valued at $750,563,885, GNRM 3.75% to 6.00% due 5/16/33 to 3/16/44 valued at $223,683,307, GNRP 4.50% due 12/17/26 valued at $12,535,339, GNRR 3.811% to 6.50% valued at $74,771,795.)		2,239,000,000

1,000,000,000

Deutsche Bank Securities Inc., 4.567%-4.57%, dated 2/28/06, due 3/1/06, repurchase proceeds at maturity $1,000,126,861 (collateralized by FGPC 4.0% to 6.00% due 11/1/17 to 8/1/35 valued at $117,679,847, FGRA 0.0% to 5.47% due 12/15/31 to 6/15/35 valued at $36,857,738, FGRM 4.50% to 6.00% due 10/15/18 to 6/15/35 valued at $178,022,359, FGST 4.50% to 6.00% due 3/1/33 to 10/1/35 valued at $39,457,791, FMAR 3.658% to 5.797% due 11/1/27 to 71/34 valued at $30,965,596, FNAR 3.016% to 6.223% due 2/1/08 to 5/1/39 valued at $192,845,280, FNMS 4.50% to 7.00% due 5/1/14 to 2/1/36 valued at $244,300,124, FNRA 5.03% due 6/25/35 valued at $6,549,273, FNRM 4.50% to 5.50% due 3/25/16 to 3/25/35 valued at $51,521,716, FNST 0.00% to 5.00% due 3/1/33 to 8/1/34 valued at $45,486,144, GNMAII 4.50% to 6.50% due 3/20/26 to 5/20/35 valued at $24,138,200, GNAR 3.75% to 5.25% due 9/20/33 to 4/20/35 valued at $19,193,223, GNCL 5.73% due 4/15/27 valued at $5,759,101, GNMAI 6.00% to 6.50% due 11/15/23 to 12/15/33 valued at $24,538,372, GNPL 4.68 to 6.55% due 11/15/39 to 2/15/41 at $12,685,236.)

			1,000,000,000

	Total Repurchase Agreements (Cost* $4,539,000,000)		4,539,000,000

	Total Investments (Cost $23,663,994,499)	101.7%	23,663,994,499
	Other assets, less liabilities	(1.7)	(387,635,905)

	Net Assets	100.0%	$23,276,358,594

THE RESERVE FUND - U.S. GOVERNMENT FUND

SCHEDULE OF INVESTMENTS — FEBRUARY 28, 2006 (Unaudited)

Principal
Amount		Value
	Government Agency Notes- 19.8%
$5,455,000	Fannie Mae, 2.00%, 4/20/06	$5,436,492
8,000,000	Fannie Mae, 3.35%, 7/28/06	7,961,490
50,000,000	Federal Home Loan Bank, 4.79%, 12/15/06	49,984,363
149,000,000	Federal Home Loan Mortgage, 0.00%, 3/14/06	148,768,279
117,000,000	Federal Home Loan Mortgage, 2.27%, 5/19/06	116,428,714
70,900,000	Federal Home Loan Mortgage, 4.80%, 2/12/07	70,900,000
30,000,000	Federal Home Loan Mortgage, 4.80%, 2/23/07	30,000,000
30,000,000	Federal Home Loan Mortgage, 4.85%, 2/27/07	30,000,000
100,000,000	Federal Home Loan Mortgage, 4.90%, 3/05/07	99,970,433
50,000,000	Federal National Mortgage Association, 0.00%, 3/15/06	49,916,194

	Total Government Agency Notes (Cost $609,365,965)	609,365,965

	Repurchase Agreements - 80.1%
300,000,000	Morgan Stanley & Co., Inc., 4.57%, dated 2/28/06, due 3/01/06, repurchase proceeds at maturity $300,038,083 (collateralized by FNMA 5.50% due 11/01/34 valued at $204,698,439, FMAC 6.00% due 2/01/36 valued at $105,150,033)		300,000,000
829,000,000	Deutsche Bank Securities Inc., 4.56%, dated 2/28/06, due 3/1/06, repurchase proceeds at maturity $829,105,007 (collateralized by FNMA 5.30% due 2/22/11 valued at $381,914,917 FHLB 4.885% due 3/5/07 valued at $389,325,523, FNMA 6.0% due 5/15/11 valued at $74,339,989)		829,000,000
33,000,000	State Street Bank & Trust Co., 4.35%, dated 2/28/06, due 3/01/06, repurchase proceeds at maturity $33,003,988 (collateralized by US Treasury Note 3.625% due 4/30/07 valued at $34,966,680)		33,000,000
400,000,000	Barclays., 4.55%, dated 02/28/06, due 03/01/06, repurchase proceeds at maturity $400,050,556 (collateralized by FMAC 3.625% due 02/15/08 valued at $408,000,178)		400,000,000
400,000,000

Countrywide Securities Inc., dated 2/28/06, repurchase proceeds at maturity $400,050,667 (collateralized by FNMA 4.98% due 5/1/35 valued at $40,853,838, FNMA 4.13% due 3/1/35 valued at $41,489,156, FNMA 5.50% due 12/1/34 to 1/1/36 valued at $50,929,924, FNMA 6.00% due 7/1/35 to 12/1/35 valued at $15,000,497, FNMA 5.00% due 2/1/35 valued at $30,183,698, FNMA 0% due 7/1/33 to 1/1/36 valued at $48,938,185, FMAC 6.00% due 2/1/36 valued at $40,747,585, FMAC 5.00% due 3/1/36 valued at $40,914,372, FMAC 5.50% due 1/1/36 to 2/1/36 valued at $46,000,816, FMAC 0% due 2/1/35 valued at $16,134,784, FNMA 7.00% due 2/1/36 valued at $40,807,147

			400,000,000
500,000,000	Greenwich Capital MBS., 4.58%, dated 2/28/06, due 3/1/06, repurchase proceeds at maturity $500,000,300 (collateralized by FGSP 0% due 8/1/35 to 2/1/36 valued at $204,827,467, FNST 0% due 8/1/35 to 1/1/36 valued at $310,172,851)		500,000,000

	Total Repurchase Agreements (Cost $2,462,000,000)		2,462,000,000

	Total Investments (Cost* $3,071,365,965)	99.9%	3,071,365,965
	Other assets less liabilities	0.1%	3,249,274

	Net Assets	100.0%	$3,074,615,239

THE RESERVE FUND—U.S. TREASURY FUND

START OF INVESTMENTS—FEBRUARY 28, 2006(Unaudited)

Principal
Amount			Value
	U.S. Treasury Bills—99.6%

$91,200,000	U.S Treasury Bill 4.29% 3/2/06		$91,189,235
30,000,000	U.S Treasury Bill 4.23% 3/9/06		29,971,600
36,600,000	U.S. Treasury Bill 4.35% 3/23/06		36,502,481
65,600,000	U.S Treasury Bill 4.39% 3/30/06		65,377,042
35,000,000	U.S Treasury Bill 4.38% 4/6/06		34,850,725
52,000,000	U.S Treasury Bill 4.395% 4/13/06		51,735,442
16,000,000	U.S Treasury Bill 4.60% 4/20/06		15,902,778
25,000,000	U.S Treasury Bill 4.34% 7/27/06		24,551,375
50,000,000	U.S Treasury Bill 2.75% 3/31/06		49,895,966
75,000,000	U.S Treasury Bill 2.75% 6/30/2006		74,617,006
	Total U.S. Treasury Bills (Cost $474,593,650)		474,593,650

	Total Investments (Cost* $474,593,650)	99.6%	474,593,650
	Other assets, less liabilities	0.4	1,936,788

	Net Assets	100.0%	$476,530,438

THE RESERVE FUND—QUAKER MONEY MARKET FUND

SCHEDULE OF INVESTMENTS—February 28, 2006 (Unaudited)

Investment in Reserve Primary Fund—Class 8 (422,023 shares; Cost* $422,023)		$422,023

Total Investments	102.2%	$422,023
Liabilities in excess of Other Assets	(2.2)	(8,984)
Net Assets	100.0%	$413,039

THE RESERVE FUND—LIQUID PERFORMANCE FUND

SCHEDULE OF INVESTMENTS—FEBRUARY 28, 2006 (Unaudited)

Principal
Amount			Value
	Repurchase Agreements—99.4%

1,000,000	Bear Sterns & Co., Inc., 4.55, dated 02/28/06, due 03/01/06, repurchase proceeds at maturity $1,000,132 (collateralized by FNMA 4.75% due 11/01/34 valued at $1,103,419)		$1,000,000

	Total Repurchase Agreements (Cost* $1,000,000)		1,000,000

	Total Investments (Cost $1,000,000)	99.4%	1,000,000
	Other assets, less liabilities	0.6%	5,899

	Net Assets	100.0%	$1,005,899

*	The cost of the investments for federal income tax purposes is the same as the cost for financial reporting purposes.

GLOSSARY

FGRA	FHLMC Adjustable Rate REMIC
FGPC	FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates
FGRM	FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates
FGST	FHLMC Gold Strip—Interest or Principal
FHLMC	Federal Home Loan Mortgage Corp.
FMAR	Federal Home Loan Mortgage Corp Adjustable Rate
FNAR	Fannie Mae Adjustable Rates
FNMA	Federal National Mortgage Association
FNMS	Federal Mortgage-Backed Pass-Through Securities
FNRA	FNMA REMIC
FNRM	FNMA REMIC Mortgage-Backed Pass-Through Securities
FNR2	Fannie Mae Remics Second Issuance
FNR5	Fannie Mae Remics Fifth Issuance
FNST	FNMA STRIPS
GNAR	GNMA Adjustable Rate Mortgage-Backed Pass-Through Securities
GNCL	Ginnie Mae Construction Loan MBS Fixed Rate
GNMAI	GNMA I MBS Fixed Rate
GNMAII	GNMA II MBS Fixed Rate
GNPL	Ginnie Mae Project Loan MBS Fixed Rate
GNRM	GNMA Pass-Through Floating Rate Securities
GNRP	Federal Eligible GNMA REMIC
GNRR	PPC Eligible GNMA REMIC
SBA	Small Business Administration

Item 2.           Controls and Procedures

(a)          It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)         The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.           Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act—Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Reserve Fund

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date        April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Patrick J. Farrell
Patrick J. Farrell
Chief Financial Officer

Date        April 28, 2006

*                 Print the name and title of each signing officer under his or her signature.

Exhibit 99.CERT

I, Patrick J. Farrell, certify that:

1.     I have reviewed this report on Form N-Q of The Reserve Fund

2.                Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.                Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.                The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)            Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)             Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)            Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)           Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.                The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)            All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)           Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls.

Date:	April 28, 2006
/s/ Patrick J. Farrell
Patrick J. Farrell
Principal Financial Officer

I, Bruce R. Bent II, certify that:

1.    I have reviewed this report on Form N-Q of The Reserve Fund

2.             Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.             Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.             The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)          Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)           Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)          Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)         Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.             The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)          All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)         Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls.

Date:	April 28, 2006
/s/ Bruce R. Bent II
Bruce R. Bent II
Co-Chief Executive Officer

I, Arthur T. Bent III, certify that:

1.    I have reviewed this report on Form N-Q of The Reserve Fund

2.             Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.             Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.             The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)          Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)           Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)          Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)         Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.             The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)          All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)         Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls.

Date:	April 28, 2006
/s/ Arthur T. Bent III
Arthur T. Bent III
Co-Chief Executive Officer